OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
OTHER CURRENT ASSETS
Recoverable value-added taxes	$ 3,141,867	$ 2,475,711
Others	190,568	59,887
Less: provision for doubtful accounts	(8,903)	(8,337)
Other current assets	$ 3,323,532	$ 2,527,261